Summary of Significant Accounting Policies (Detail) - USD ($)	3 Months Ended	6 Months Ended
	Jun. 30, 2020	Sep. 30, 2020	Mar. 31, 2020
Summary of Significant Accounting Policies Details [Line Items]
Deferred offering costs	$ 111,513		$ 0
Federal depository insurance coverage	$ 250,000	$ 250,000
Assets Held-in-trust		$ 500,000,000	$ 0
Common Stock Class A
Summary of Significant Accounting Policies Details [Line Items]
Weighted-average number of shares (in Shares)	1,875,000	17,033,334
Common Stock Subject to Possible Redemption (in Shares)		$ 49,533,537